Corporate Administration, Marketing And Other Costs	12 Months Ended
Dec. 31, 2019
Disclosure of other operating expenses [Abstract]
Corporate Administration, Marketing And Other Costs	CORPORATE ADMINISTRATION, MARKETING AND OTHER COSTS

	US Dollars
Figures in millions	2019	2018	2017
Corporate administration expenses	63	60	52
Share scheme and related costs	19	16	12
	82	76	64